GEOGRAPHIC INFORMATION (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Revenue, Major Customer [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	2.00%	14.00%	12.00%